Related party disclosures	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Related party disclosures
15. Related party disclosures
During the three and six months ended June 30, 2023, the Group did not enter into any new related-party transactions with its key management personnel or with related entities other than the granting of a total of 175,000 Service options to its Board of Directors for the three and
six months ended June 30, 2023.